Acquisition of Stingray Entities (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration
At the acquisition date, the components of the consideration transferred were as follows:

Consideration attributable to Stingray Pressure Pumping LLC (1)	$176,910,000
Consideration attributable to Stingray Logistics LLC (1)	6,720,000
Total consideration transferred	$183,630,000

(1)	See Summary of acquired assets and liabilities below

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

	Pressure Pumping	Logistics	Total
Cash and cash equivalents	$6,930,597	$128,471	$7,059,068
Accounts receivable	25,904,279	2,164,859	28,069,138
Inventories	1,205,059	—	1,205,059
Other current assets	2,800,125	83,892	2,884,017
Property, plant and equipment(1)	98,746,182	2,783,700	101,529,882
Identifiable intangible assets - customer relationships(2)	33,610,000	—	33,610,000
Identifiable intangible assets - trade names(2)	6,880,000	230,000	7,110,000
Goodwill(3)	82,867,545	3,175,603	86,043,148
Other Assets	207,057	4,000	211,057
Total assets acquired	$259,150,844	$8,570,525	$267,721,369

Accounts payable and accrued liabilities	$33,428,913	$729,181	$34,158,094
Income taxes payable	115,000	$5,000	120,000
Long-term debt	48,696,931	$1,116,344	49,813,275
Total liabilities assumed	$82,240,844	$1,850,525	$84,091,369
Net assets acquired	$176,910,000	$6,720,000	$183,630,000

(1)
Property, plant and equipment fair value measurements were prepared by utilizing a combined fair market value and cost approach. The market approach relies on comparability of assets using market data information. The cost approach places emphasis on the physical components and characteristics of the asset. It places reliance on estimated replacement cost, depreciation and economic obsolescence.

(2)
Identifiable intangible assets were measured using a combination of income approaches. Trade names were valued using a "Relief-from-Royalty" method. Contractual and non-contractual customer relationships were valued using a "Multi-period excess earnings" method. Identifiable intangible assets will be amortized over 4-10 years.

(3)
Goodwill was the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Goodwill recorded in connection with the acquisition is attributable to assembled workforces and future profitability based on the synergies expected to arise from the acquired entities.

The following table summarizes the carrying value of Sturgeon as of September 13, 2014, the date at which Sturgeon commenced operations with the acquisition of the Sturgeon subsidiaries:

Sturgeon
Cash and cash equivalents	$705,638
Accounts receivable	7,587,298
Inventories	2,221,073
Other current assets	555,939
Property, plant and equipment	20,424,087
Sand reserves	57,420,000
Goodwill	2,683,727
Total assets acquired	$91,597,762

Accounts payable and accrued liabilities	$2,878,072
Total liabilities assumed	$2,878,072
Net assets acquired	$88,719,690

Allocation of purchase price
Carrying value of members' equity prior to Sturgeon contribution	$81,738,675

Business Acquisition, Pro Forma Information
Since the acquisition date, the businesses acquired have provided the following earnings activity:

	2016		2015		2014
	Pressure Pumping	Logistics	Pressure Pumping	Logistics	Pressure Pumping	Logistics
Revenues	$123,736,030	$4,393,991	$166,869,663	$5,922,131	$17,731,317	$635,024
Eliminations (1)	(4,350)	(4,349,075)	—	(5,922,131)	—	(635,024)
Revenues in consolidation	123,731,680	44,916	166,869,663	—	17,731,317	—

Net income (loss)	(2,207,333)	(367,927)	(4,870,645)	630,999	(1,612,370)	97,525
Eliminations (2)	4,802,981	(4,341,053)	9,013,897	(5,922,131)	1,051,191	(635,024)
Net income (loss) in consolidation	2,595,648	(4,708,980)	4,143,252	(5,291,132)	(561,179)	(537,499)

(1)	Eliminations related to work performed on behalf of Stingray Pressure Pumping and Stingray Logistics

(2)	Eliminations related to work performed on behalf of Stingray Pressure Pumping in addition to services provided by other Mammoth affiliates.
The following table presents unaudited 2014 pro forma information for the Company as if the acquisition had occurred as of January 1, 2014:

2014
Revenues	$381,868,708
Net loss	(9,438,437)
The following table presents unaudited 2014 pro forma information for the Company as if the acquisition had occurred as of January 1, 2014:

2014
Revenues	$262,461,809
Net loss	(966,952)
Since the acquisition date, the businesses acquired have provided the following earnings activity:

	2016	2015	2014
Revenues	$16,069,976	$24,262,672	$34,698,597
Net income (loss)	(7,409,865)	609,069	6,873,499